Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 455,953	$ 489,435
Prepayment, deposits and other receivable	3,182,185	873,819
Deferring offering costs		1,102,393
Total current assets	10,876,856	7,769,535
Property, plant and equipment, net	166,604	315,895
Right-of-use assets – Finance lease	4,137,919	4,764,246
Right-of-use assets – Operating lease	56,836	85,634
Retention receivable	464,070	432,629
Total non-current assets	4,825,429	5,598,404
TOTAL ASSETS	15,702,285	13,367,939
Current liabilities:
Bank loans - current	110,766	94,435
Operating lease liabilities – current	41,828	79,958
Contract liabilities		836,911
Accounts payable, accruals, and other current liabilities	1,602,094	2,292,108
Income taxes payable	378,439	369,667
Total current liabilities	4,102,378	5,518,755
Non-current liabilities
Bank loans – non-current	839,848	949,684
Operating lease – non-current	10,446	27,099
Deferred tax liabilities	267,774	411,174
Total non-current liabilities	2,858,691	3,559,388
TOTAL LIABILITIES	6,961,069	9,078,143
Commitments and contingencies
Shareholders’ equity
Ordinary shares USD 0.00005 par value; 1,000,000,000 shares authorized; 26,400,000 and 22,500,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	1,320	1,125
Additional paid in capital	11,433,575	1,282
Retained earnings (accumulated deficits)	(2,693,679)	4,287,389
Total shareholders’ equity	8,741,216	4,289,796
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,702,285	13,367,939
Nonrelated Party [Member]
Current assets:
Accounts receivable, net	6,793,145	4,911,202
Current liabilities:
Finance lease liabilities – current	945,564	775,042
Non-current liabilities
Finance lease liabilities – non-current	1,262,612	1,492,062
Related Party [Member]
Current assets:
Accounts receivable, net	445,573	392,686
Current liabilities:
Finance lease liabilities – current	337,361	437,982
Accounts payable – related parties		279,498
Amount due to a related company	156,248	156,248
Non-current liabilities
Finance lease liabilities – non-current	478,011	679,369
Director [Member]
Current liabilities:
Amount due to a director	$ 530,078	$ 196,906